Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
System Fund	$ 1,233	$ 1,242	$ 1,199
Revenue	4,337	4,075	3,912
Non-current assets	2,019	1,825
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	3,104	2,833	2,713
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	151	74	72
Non-current assets	148	52
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,950	1,845	1,750
Non-current assets	1,510	1,476
China [member]
Disclosure of geographical areas [line items]
Revenue	222	201	192
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	781	713	$ 699
Non-current assets	$ 361	$ 297